Provisions, contingent liabilities, contingent assets and credit commitments	12 Months Ended
Sep. 30, 2024
Provisions, contingent liabilities, contingent assets and credit commitments
Provisions, contingent liabilities, contingent assets and credit commitments

Note 25. Provisions, contingent liabilities, contingent assets and credit commitments

Accounting policy

Provisions

Provisions are recognised for present obligations arising from past events where a payment (or other economic transfer) is likely to be necessary to settle the obligation and can be reliably estimated.

Employee benefits – long service leave provision

Long service leave is granted to certain employees in Australia and New Zealand. The provision is calculated based on the expected payments. When payments are expected to be more than one year in the future, the provision is discounted to present value using assumptions for expected employee service, utilisation and average salary increases.

Employee benefits – annual leave and other employee benefits provision

The provision for annual leave and other employee benefits (including wages and salaries, inclusive of non-monetary benefits, and any associated on-costs (e.g. payroll tax)) is calculated based on expected payments.

Provision for ECL on credit commitments

Westpac is committed to provide facilities and guarantees as explained below. If it is probable that a facility will be drawn and the resulting asset will be less than the drawn amount then a provision for impairment is recognised. The provision for ECL is calculated using the methodology described in Note 10.

Compliance, Regulation and Remediation provisions

The compliance, regulation and remediation provisions relate to matters of potential misconduct in providing services to our customers identified both as a result of regulatory action and internal reviews. An assessment of the likely cost of these matters to Westpac (including applicable customer refunds) is made on a case-by-case basis and specific provisions are made where appropriate.

Contingent liabilities

Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events, and present obligations where the transfer of economic resources is not probable or cannot be reliably measured. Contingent liabilities are not recognised in the balance sheet but are disclosed unless the outflow of economic resources is remote.

Undrawn credit commitments

Westpac enters into various arrangements with customers which are only recognised in the balance sheet when called upon. These arrangements include commitments to extend credit, bill endorsements, financial guarantees, standby letters of credit and underwriting facilities.

Contingent assets

Contingent assets are possible assets whose existence will be confirmed only by uncertain future events. Contingent assets are not recognised in the balance sheet but are disclosed if an inflow of economic benefits is probable.

Critical accounting assumptions and estimates

The financial reporting of provisions for litigation and non-lending losses and for compliance, regulation and remediation matters involves a significant degree of judgement in relation to identifying whether a present obligation exists and also in estimating the probability, timing, nature and quantum of the outflows that may arise from past events. These judgements are made based on the specific facts and circumstances relating to individual events.

Provisions carried for long service leave are supported by an independent actuarial report.

Note 25. Provisions, contingent liabilities, contingent assets and credit commitments (Continued)

Provisions

						Litigation,
		Annual leave	Provision for			non-lending
		and other	impairment on	Lease	Restructuring	losses and
	Long service	employee	credit	restoration	and other	remediation
$m	leave	benefits	commitments	obligations	provisions	provisions	Total
Consolidated
Balance as at 30 September 2023	464	933	497	183	342	358	2,777
Additions	99	1,139	80	7	190	188	1,703
Utilisation	(58)	(1,163)	-	(27)	(274)	(188)	(1,710)
Reversal of unutilised provisions	(28)	(9)	(61)	-	(48)	(118)	(264)
Other	-	(1)	-	-	-	-	(1)
Balance as at 30 September 2024	477	899	516	163	210	240	2,505
Parent Entity
Balance as at 30 September 2023	453	844	454	160	329	303	2,543
Additions	88	1,099	71	6	180	158	1,602
Utilisation	(48)	(1,110)	-	(25)	(267)	(168)	(1,618)
Reversal of unutilised provisions	(28)	(9)	(61)	-	(44)	(114)	(256)
Balance as at 30 September 2024	465	824	464	141	198	179	2,271

Legislative liabilities

Westpac had the following assessed liabilities as at 30 September 2024:

●	$22 million (2023: $23 million) based on an actuarial assessment as a self-insurer under the Workers’ Compensation Act 1987 and the Workplace Injury Management and Workers’ Compensation Act 1998 (New South Wales);
●	$7 million (2023: $8 million) based on actuarial assessment as a self-insurer under the Accident Compensation Act 1985 (Victoria);
●	$7 million (2023: $8 million) based on actuarial assessment as a self-insurer under the Workers’ Rehabilitation and Compensation Act 1986 (South Australia);
●	$2 million (2023: $2 million) based on an actuarial assessment as a self-insurer under the Workers’ Compensation and Rehabilitation Act 2003 (Queensland);
●	Nil (2023: nil) based on an actuarial assessment as a self-insurer under the Workers’ Compensation Act 1951 (Australian Capital Territory);
●	Nil (2023: nil) based on an actuarial assessment as a self-insurer under the Return to Work Act 1986 (Northern Territory);
●	$1 million (2023: $1 million) based on an actuarial assessment as a self-insurer under the Workers’ Compensation and Injury Management Act 1981 (Western Australia); and
●	$2 million (2023: $1 million) based on an actuarial assessment as a self-insurer under the Workers’ Rehabilitation and Compensation Act 1988 (Tasmania).

Appropriate provision has been made for these liabilities in the provision for annual leave and other employee benefits above.

Note 25. Provisions, contingent liabilities, contingent assets and credit commitments (Continued)

Provisions

Litigation, non-lending losses and remediation provisions

Provisions for the financial year 2024 include estimates of:

●	Customer refunds associated with matters of potential historical misconduct;
●	Costs of completing remediation programs; and
●	Potential non-lending losses and costs connected with certain litigation and regulatory investigations.

It is possible that the final outcome could be below or above the provision, if the actual outcome differs from the assumptions used in estimating the provision. Remediation processes may change over time as further facts emerge and such changes could result in a change to the final exposure.

Certain litigation

As at 30 September 2024, the Group held provisions in respect of potential non-lending losses and costs connected with certain litigation, including:

●	Civil penalty proceedings commenced by ASIC against Westpac on 4 September 2023, alleging contraventions under the National Credit Code (Credit Code) and National Consumer Credit Protection Act 2009 (Cth). The proceedings relate to system and operational failures and allege that Westpac did not respond to 288 online hardship applications between 2015 and 2023 within the time-frames required under the Credit Code. Westpac self-reported the incidents to ASIC and has remediated impacted customers. ASIC also alleges that Westpac failed to do all things necessary to ensure that credit activities were engaged in efficiently, honestly and fairly. A hearing date has been fixed for 27 May 2025;
●	A class action commenced against Westpac and St.George Finance Limited (SGF) on 15 July 2020, in the Supreme Court of Victoria in relation to flex commissions paid to auto dealers from 1 March 2013 to 31 October 2018. It is alleged that Westpac and SGF are liable for the unfair conduct of dealers acting as credit representatives and engaged in misleading or deceptive conduct. This proceeding is one of three class actions commenced against lenders in the auto finance industry. One proceeding settled in September 2024. The joint trial for two of the proceedings commenced 14 October 2024. Westpac and SGF are defending the proceedings. Westpac no longer pays flex commissions following an industry wide ban and will finalise the divestment of its auto-finance business in 2025; and
●	On 5 October 2023 a class action was commenced in the Federal Court of Australia against BT Funds Management Limited (BTFM), Westpac Securities Administration Limited (WSAL) and Westpac Life Insurance Services Limited (now known as TAL Life Insurance Services Limited) (WLIS), a former Group subsidiary. In September 2024 the parties agreed to discontinue the proceedings, subject to approval of the Court.

There remains uncertainty as to the expense that may be associated with these matters, including the approach that the relevant counterparty or Courts may take in relation to the matter, and the Court’s assessment of applicable fines, penalties, loss or damages. It is possible that the actual aggregate expense to Westpac associated with a Court determined resolution of these matters may be higher or lower than the provision.

Restructuring provisions

Westpac carries restructuring provisions for committed business restructures and branch closures. The provisions held primarily relate to staff separation costs and redundancies.

Lease restoration obligations

The lease restoration provision reflects an estimate of the cost of making good leasehold premises at the end of Westpac’s property leases.

Contingent liabilities

Regulatory investigations, reviews and inquiries

Domestic regulators, statutory authorities and other bodies, such as ASIC, ACCC, APRA, AUSTRAC, BCCC, AFCA, the OAIC, the ATO and the Fair Work Ombudsman (FWO), as well as certain international regulators and other bodies such as the Reserve Bank of New Zealand, New Zealand Financial Markets Authority and Commerce Commission, BPNG and its Financial Analysis & Supervision Unit, the SEC and FINRA, from time to time conduct investigations, reviews or inquiries (some of which may be industry wide). These activities can cover a range of matters (including potential contraventions and non-compliance) that involve, or may in the future, involve the Group.

Note 25. Provisions, contingent liabilities, contingent assets and credit commitments (Continued)

These currently include:

●	Engagement with various regulators in relation to RAMS. The engagements include an enforcement investigation by ASIC into Westpac, RAMS Financial Group Pty Limited (RFG) and RAMS authorised credit representatives (including RAMS franchisees) in connection with the provision of home loan products from 1 January 2019 to 1 September 2023. The current focus of ASIC’s investigation is on RFG’s and Westpac’s general conduct obligations, prohibitions on conducting business with unaccredited loan referrers and unlicensed persons, and giving misleading information. Following a strategic review by Westpac and RFG of the RAMS business, RFG has exited a number of franchisees and closed the RAMS business to new home loan applications from 6 August 2024. Disputes have been raised by franchisees in relation to these actions, including the commencement of a class action in May 2024. We are also responding to enquiries from APRA;
●	Engagement with the ATO in relation to the remediation and uplift of Westpac’s Common Reporting Standard (CRS) reporting, noting unsatisfactory completion may result in enforcement action against Westpac;
●	Investigation by the FWO in relation to Westpac’s self-disclosed remediation program regarding employee pay- related entitlements. Westpac considers enforcement action against it likely, and could include an Enforceable Undertaking; and
●	Regulatory investigations, reviews or inquiries into other areas such as risk governance, AML/CTF Program, including Transaction Monitoring Program and associated processes and procedures, compliance with industry codes, consumer credit contracts banking products, hardship processes, consumer lending conduct, Consumer Data Rights and design and distribution obligations.

It is uncertain what (if any) actions will result following the conclusion of these investigations or matters. No provisions have yet been made in relation to any financial liability that might arise, or costs that may be incurred in the event proceedings are pursued in relation to the matters outlined above.

Such investigations, reviews or inquiries, or risk-based decisions taken by Westpac regarding relevant businesses, have previously resulted, and/or may in the future result in litigation (including class action proceedings and criminal proceedings), significant fines and penalties, infringement notices, enforcement action including enforceable undertakings, requirement to undertake a review, referral to the relevant Commonwealth or State Director of Public Prosecutions for consideration for criminal prosecution, imposition of capital or liquidity requirements, licence revocation, suspension or variation, customer remediation or other sanctions or action being taken by regulators or other parties. Investigations have in some instances resulted, and could in the future result, in findings of a significant number of breaches of obligations. This in turn could lead to significant financial and other penalties. Prior penalties and contraventions by Westpac in relation to similar issues can also affect penalties that may be imposed. Reliance on third parties and any contributing actions of third parties may not mitigate penalties.

Litigation

There are ongoing Court proceedings, claims and possible claims against the Group. Contingent liabilities exist in respect of actual and potential claims and proceedings, including those listed below.

Class actions

In addition to the class action litigation noted under Provisions, above:

●	Westpac is defending a class action proceeding which was commenced in December 2019 in the Federal Court of Australia on behalf of certain investors who acquired an interest in Westpac securities between 16 December 2013 and 19 November 2019. The proceeding involves allegations relating to market disclosure issues connected to Westpac’s monitoring of financial crime over the relevant period and matters which were the subject of the AUSTRAC civil proceedings. The damages sought on behalf of members of the class have not yet been specified. However, in the course of a procedural hearing in August 2022, the applicant indicated that a preliminary estimate of the losses that may be alleged in respect of a subset of potential group members exceeded $1 billion. While it remains unclear how the applicant will ultimately formulate their estimate of alleged damages claimed on behalf of group members, it is possible that the claim may be higher (or lower) than the amount referred to above. Given the time period and the nature of the claims alleged to be in question, along with the reduction in our market capitalisation at the time of the commencement of the AUSTRAC civil proceedings, it is likely that any total alleged damages (when, and if, ultimately articulated by the applicant) will be significant. Westpac continues to deny both that its disclosure was inappropriate and, as such, that any group member has incurred damage. The matter has not yet been set down for a hearing.

Note 25. Provisions, contingent liabilities, contingent assets and credit commitments (Continued)

Internal reviews and remediation

As in prior periods, Westpac is continuing to undertake a number of reviews to identify and resolve issues that have the potential to impact our customers, employees, other stakeholders and reputation. These internal reviews continue to identify issues in respect of which we are taking, or will take, steps to put things right, including so that our customers and employees (as applicable) are not disadvantaged from certain past practices, including by making compensation/remediation payments and providing refunds where appropriate. These issues include, among other things, consumer lending conduct; compliance with lending obligations; hardship processes; sufficiency of training, policies, processes and procedures; AML/CTF Program, including Transaction Monitoring Program and associated processes and procedures; product disclosure; destruction and retention of personal information; and impacts from inadequate product governance, including the way some product terms and conditions are operationalised.

By undertaking these reviews, we can also improve our processes and controls, including those of our contractors, agents, and authorised credit representatives. An assessment of the Group’s likely loss has been made on a case-by-case basis for the purpose of the financial statements but cannot always be reliably estimated. Even where Westpac has remediated or compensated customers, employees or issues, there can still be the risk of regulators challenging the basis, scope or pace of remediation, taking enforcement action (including seeking enforceable undertakings and contrition payments), or imposing fines/penalties or other sanctions, including civil or criminal prosecutions. Contingent liabilities may exist in respect of actual or potential claims or proceedings (which could be brought by customers, employees/unions, regulators or criminal prosecutors), compensation/remediation payments and/or refunds identified as part of these reviews.

Contingent levies

The Group is subject to a number of regulatory levies, which may be imposed at the discretion of the relevant regulating body. These include levies that fund the Financial Claims Scheme and the Compensation Scheme of Last Resort.

Exposures to third parties relating to divested businesses

The Group has potential exposures relating to warranties, indemnities and other commitments it has provided to third parties in connection with various divestments of entities, businesses and assets. The warranties, indemnities and other commitments cover a range of matters, conduct and risks. We have made payments under these indemnities and are in discussions with one or more parties in relation to claims made, and potential claims, under these arrangements. Provisions have been raised for matters where a present obligation exists, and a probable settlement can be reliably estimated.

Contingent tax risk

Tax and regulatory authorities in Australia and in other jurisdictions review, in the normal course of business, the direct and indirect taxation treatment of transactions (both historical and present-day transactions) undertaken by Westpac. Westpac also responds to various notices and requests for information it receives from tax and regulatory authorities.

These reviews, notices and requests may result in additional tax liabilities (including interest and penalties).

Westpac has assessed these and other taxation matters arising in Australia and elsewhere, including seeking independent advice.

Clearing and settlement obligations

Westpac is subject to the rules governing clearing and settlement activities under which loss sharing arrangements may arise. This includes the requirements of central clearing houses where Westpac has made contributions to a default fund. In the event of a default of another clearing member, Westpac could be required to make additional default fund contributions.

Parent entity guarantees and undertakings to subsidiaries

Consistent with 2023, Westpac Banking Corporation, as the parent entity of Westpac, makes the following guarantees and undertakings to its subsidiaries:

●	Letters of comfort for certain subsidiaries which recognise that Westpac has a responsibility that those subsidiaries continue to meet their obligations; and
●	Guarantees to certain wholly owned subsidiaries which are Australian financial services or credit licensees to comply with legislative requirements. All but two guarantees are capped at $20 million per year (with an automatic reinstatement for another $20 million) and two specific guarantees are capped at $2 million (with an automatic reinstatement for another $2 million).

Note 25. Provisions, contingent liabilities, contingent assets and credit commitments (Continued)

Contingent assets

The credit commitments shown in the following table also constitute contingent assets. These commitments would be classified as loans in the balance sheet on the contingent event occurring.

Undrawn credit commitments

Westpac enters into various arrangements with customers which are only recognised in the balance sheet when called upon. These arrangements include commitments to extend credit, bill endorsements, financial guarantees, standby letters of credit and underwriting facilities.

They expose Westpac to liquidity risk when called upon and also to credit risk if the customer fails to repay the amounts owed at the due date. The maximum exposure to credit loss is the contractual or notional amount of the instruments. Some of the arrangements can be cancelled by Westpac at any time and a significant portion is expected to expire without being drawn. The actual liquidity and credit risk exposure varies in line with amounts drawn and may be less than the amounts disclosed.

Westpac uses the same credit policies when entering into these arrangements as it does for on-balance sheet instruments. Refer to Note 11 and Note 21 of the 2024 Annual Report for further details of credit risk and liquidity risk management, respectively.

Undrawn credit commitments excluding derivatives are as follows:

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Undrawn credit commitments
Letters of credit and financial guarantees[a]	13,118	12,447	12,539	11,847
Commitments to extend credit[b]	198,876	193,457	175,206	168,719
Other	117	247	117	247
Total undrawn credit commitments	212,111	206,151	187,862	180,813

a.

Standby letters of credit are undertakings to pay, against presentation documents, an obligation in the event of a default by a customer. Financial guarantees are unconditional undertakings given to support the obligations of a customer to third parties. The Group may hold cash as collateral for certain financial guarantees issued.

b.

Commitments to extend credit include all obligations on the part of the Group to provide credit facilities. As facilities may expire without being drawn upon, the notional amounts do not necessarily reflect future cash requirements. In addition to the commitments disclosed above, $6 billion (2023: $8.8 billion) for the Group and $5.1 billion (2023: $7.9 billion) for the Parent Entity of credit exposures were offered and accepted but still revocable. These represent part of Westpac Group’s maximum credit exposure to credit risk.